Hedging activities and derivatives - Additional Information (Detail) € in Millions, ₨ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 CNY (¥)
Disclosure of detailed information about hedges [line items]
Gain (loss) on hedge ineffectiveness, recognised in other comprehensive income | ₨	₨ 1,668	₨ 287	₨ (378)
Deferred tax liability (Asset) on cash flow edges, recognised in other comprehensive income | ₨	₨ 283	₨ 91	₨ (82)
Fair Value Hedges Reserve
Disclosure of detailed information about hedges [line items]
Fixed interest rate percentage	8.05%
Effective interest rate percentage	2.47%
Cash Flow Hedge Reserve | COS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 500				$ 851
Cash Flow Hedge Reserve | POS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				0				311
Cash Flow Hedge Reserve | CCS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				1,328	¥ 31,924	€ 0		1,892	¥ 11,845	€ 0
Cash Flow Hedge Reserve | Foreign Currency Call Options | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				225				0
Cash Flow Hedge Reserve | Foreign Currency Forwards | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				659		€ 0	¥ 55	167		€ 2	¥ 2,512
Cash Flow Hedge Reserve | Call Spread | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 400			¥ 712	$ 450			¥ 202
Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate basis	3 months SOFR
Loan | Floating interest rate | SOFR | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.00%	2.00%	2.00%	2.00%
Loan | Floating interest rate | TONA | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				1.40%	1.40%	1.40%	1.40%
Bottom of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.71%	4.71%	4.71%	4.71%
Bottom of range [member] | US | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.50%	4.50%	4.50%	4.50%
Bottom of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				6.33%	6.33%	6.33%	6.33%
Bottom of range [member] | Loan | Fixed interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				2.88%	2.88%	2.88%	2.88%
Top of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				10.25%	10.25%	10.25%	10.25%
Top of range [member] | US | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.15%	7.15%	7.15%	7.15%
Top of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				10.21%	10.21%	10.21%	10.21%
Top of range [member] | Loan | Fixed interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.00%	7.00%	7.00%	7.00%